Retirement benefit plan - Schedule of changes in the defined benefit liabilities and fair value of plan assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of defined benefit plans [line items]
Beginning balance	$ (30)
Ending balance	(251)	$ (30)
Present value of defined benefit obligations
Disclosure of defined benefit plans [line items]
Beginning balance	1,978	4,440	$ 3,753
Current service cost	459	715	723
Past service cost	0	(537)	0
Net transfers to related parties	(46)	(1,463)	(428)
Interest cost	87	101	98
Experience adjustments in actuarial (gain) loss	10	(300)	552
Financial assumptions in actuarial (gain) loss	(175)	92	162
Benefits paid	(167)	(520)	(247)
Translation differences	43	(550)	(173)
Ending balance	$ 2,189	$ 1,978	$ 4,440